INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Series Fifteen [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 547,085		$ 730,809
Series Sixteen [Member]
Write Off Of Capital Contribution Payable		1,784
Income Loss Not Recognized Under Equity Method Accounting	833,896		1,010,045
Fund Receivable				65,000
Series Seventeen [Member]
Income Loss Not Recognized Under Equity Method Accounting	717,911		733,673
Series Eighteen [Member]
Income Loss Not Recognized Under Equity Method Accounting	537,292		1,197,176
Series Nineteen [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 326,625		$ 373,591